BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]
NOTE 24:-	BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES

Balances and transactions:

The following table summarizes balances with related parties in the statements of financial position:

	December 31,
	2023	2022

Other accounts receivables	$-	$83

Other accounts payables	$239	$693

The following table summarizes the transactions with related parties in the consolidated statements of profit or loss and other comprehensive income:

	Year ended December 31,
	2023	2022	2021

General and administrative and Interest expenses	$641	$1,064	$1,116

Transactions with related parties mainly includes compensation for management services and bonus in the ordinary course of business and short-term lease payments.

b.	Compensation of key management personnel of the Group:

The Company's key management personnel are the directors, senior executives and a managing company which provides the Company with key management personnel services.

	Year ended December 31,
	2023	2022	2021

Payroll and related expenses	$704	$916	$1,379

Share-based compensation	$513	$437	$4,349

Professional fees *)	$852	$1,040	$1,029

*)	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.